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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-94996


                            THE HUDSON RIVER TRUST
                          Principal Office Located at
            1345 Avenue of the Americas -- New York, New York 10105


                       Supplement Dated July 13, 1998 to
                          Prospectus Dated May 1, 1998


Effective July 1998, Sandra L. Yeager is the person principally responsible for the Alliance Global Portfolio's investment program. Ms. Yeager, a Senior Vice President of Alliance Capital Management L.P., has been associated with Alliance since 1990.


                  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



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HRT103 (7/98) Global Supp.